Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Conversion Feature of Derivative Liability

We valued the conversion features at each origination date with the following assumptions, on a weighted-average basis:

	Three Months Ended
	March 31,
	2021	2020
Risk-free interest rate	0.09%	1.04%
Expected term (in years)	1.00	0.86
Expected volatility	233.1%	154.3%
Expected dividend yield	0%	0%
Exercise price of underlying common shares	$0.004	$0.02

We valued the conversion features at each origination date with the following assumptions, on a weighted-average basis:

Year Ended
December 31,
2020
Risk-free interest rate	0.14%
Expected term (in years)	0.89
Expected volatility	188.3%
Expected dividend yield	0%
Exercise price of underlying common shares	$0.01

	Year Ended December 31, 2019
	Tranche 1	Tranche 2	Tranche 3	Warrants
Risk-free interest rate	2.11%	1.75%	1.67%	2.11%
Expected term (in years)	1.25	1.03	0.89	1.25
Expected volatility	312.4%	303.70%	326.88%	312.4%
Expected dividend yield	0%	0%	0%	0%
Exercise price of underlying common shares	$0.09	$0.04	$0.04	$0.08

Schedule of Derivative Liability Activity

The following is a summary of the activity of the derivative liability for the three months ended March 31, 2021:

Derivative
Liability
Balance as of December 31, 2020	$1,930,235
Initial fair value on issuance of convertible debenture	414,421
Conversion of principal amount of debenture to common stock	(215,818)
Change in fair value of derivative liability	(412,974)
Balance as of March 31, 2021	$1,715,864

The following is a summary of the activity of the derivative liability for the years ended December 31, 2020 and 2019:

	Debenture	Warrants	Total
Balance as of December 31, 2018	$42,104	$-	$42,104
Conversion of convertible notes payable to common stock	(737,813)	-	(737,813)
Initial fair value on issuance of convertible debenture	1,077,117	492,921	1,570,038
Common stock warrant exercises	-	(168,771)	(168,771)
Conversion of principal amount of debenture to common stock	(24,137)	-	(24,137)
Change in fair value of derivative liability	690,707	(260,249)	430,458
Balance as of December 31, 2019	1,047,977	63,902	1,111,879
Initial fair value on issuance of convertible debenture	1,265,775	-	1,265,775
Debenture conversions	(247,209)	-	(247,209)
New warrant issuances	-	39,690	39,690
Common stock warrant exercises	-	(72,244)	(72,244)
Change in fair value of derivative liability	(136,310)	(31,348)	(167,658)
Balance as of December 31, 2020	$1,930,235	$-	$1,930,235